Acquisitions (Details 1) $ / shares in Units, $ in Thousands	3 Months Ended
Dec. 31, 2014 USD ($) $ / shares
Revenue	$ 876,953
Net loss	$ (11,908)
Net loss per share | $ / shares	$ (0.20)